Quarterly Holdings Report

for

Fidelity® MSCI Consumer Discretionary Index ETF

October 31, 2019

T01-QTLY-1219

1.9584803.105

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
AUTO COMPONENTS – 2.6%
Auto Parts & Equipment – 2.4%
Adient PLC	20,677	$438,146
American Axle & Manufacturing Holdings, Inc. (a)	26,385	220,579
Aptiv PLC	59,898	5,363,866
Autoliv, Inc.	19,250	1,498,420
BorgWarner, Inc.	48,151	2,006,934
Cooper-Standard Holding, Inc. (a)	4,003	127,535
Dana, Inc.	33,431	542,585
Delphi Technologies PLC	20,311	247,997
Dorman Products, Inc. (a)	6,526	469,546
Fox Factory Holding Corp. (a)	8,822	537,613
Garrett Motion, Inc. (a)	17,709	168,235
Gentex Corp.	59,375	1,665,469
Gentherm, Inc. (a)	7,785	325,179
LCI Industries	5,791	562,422
Lear Corp.	13,752	1,619,573
Modine Manufacturing Co. (a)	11,616	132,771
Motorcar Parts of America, Inc. (a)	4,312	82,187
Standard Motor Products, Inc.	4,636	242,741
Stoneridge, Inc. (a)	6,761	208,780
Tenneco, Inc. Class A	12,173	153,258
Veoneer, Inc. (a)	24,662	392,619
Visteon Corp. (a)	6,569	611,048

		17,617,503

Tires & Rubber – 0.2%
Cooper Tire & Rubber Co.	11,743	331,622
The Goodyear Tire & Rubber Co.	53,900	855,393

		1,187,015

TOTAL AUTO COMPONENTS		18,804,518

AUTOMOBILES – 4.3%
Automobile Manufacturers – 4.1%
Ford Motor Co.	910,361	7,820,001
General Motors Co.	296,559	11,020,133
Tesla Motors, Inc. (a)	30,426	9,581,756
Thor Industries, Inc.	12,794	809,348
Winnebago Industries, Inc.	7,045	338,653

		29,569,891

Motorcycle Manufacturers – 0.2%
Harley-Davidson, Inc.	37,003	1,439,787

TOTAL AUTOMOBILES		31,009,678

DISTRIBUTORS – 1.1%
Distributors – 1.1%
Core-Mark Holding Co., Inc.	10,695	326,411
Genuine Parts Co.	33,932	3,480,745
LKQ Corp. (a)	72,945	2,479,400
Pool Corp.	9,240	1,916,376

TOTAL DISTRIBUTORS		8,202,932

	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 1.7%
Education Services – 0.9%
Adtalem Global Education, Inc. (a)	13,079	$389,493
American Public Education, Inc. (a)	3,768	81,841
Bright Horizons Family Solutions, Inc. (a)	13,495	2,004,277
Career Education Corp. (a)	16,246	230,043
Chegg, Inc. (a)	24,887	763,036
Graham Holdings Co. Class B	1,011	636,586
Grand Canyon Education, Inc. (a)	11,231	1,032,803
Houghton Mifflin Harcourt Co. (a)	24,009	155,098
K12, Inc. (a)	8,765	173,459
Laureate Education, Inc. Class A (a)	22,582	349,005
Strategic Education, Inc.	5,069	623,639

		6,439,280

Specialized Consumer Services – 0.8%
Carriage Services, Inc.	4,134	106,492
frontdoor, Inc. (a)	19,712	950,710
H&R Block, Inc.	47,178	1,178,978
Regis Corp. (a)	6,464	133,159
Service Corp. International	42,337	1,925,487
ServiceMaster Global Holdings, Inc. (a)	31,598	1,275,927
WW International, Inc. (a)	10,844	378,130

		5,948,883

TOTAL DIVERSIFIED CONSUMER SERVICES		12,388,163

HOTELS, RESTAURANTS & LEISURE – 19.5%
Casinos & Gaming – 2.3%
Boyd Gaming Corp.	19,474	530,667
Caesars Entertainment Corp. (a)	125,025	1,535,307
Churchill Downs, Inc.	8,429	1,095,686
Eldorado Resorts, Inc. (a)	15,267	683,504
Everi Holdings, Inc. (a)	16,890	169,913
Golden Entertainment, Inc. (a)	4,387	63,524
Las Vegas Sands Corp.	80,789	4,995,992
MGM Resorts International	118,559	3,378,931
Monarch Casino & Resort, Inc. (a)	2,879	124,344
Penn National Gaming, Inc. (a)	25,850	550,993
PlayAGS, Inc. (a)	6,483	74,814
Red Rock Resorts, Inc. Class A	16,362	356,364
Scientific Games Corp. Class A (a)	11,968	287,112
Twin River Worldwide Holdings, Inc.	5,747	144,250
Wynn Resorts Ltd.	22,510	2,731,363

		16,722,764

Hotels, Resorts & Cruise Lines – 4.4%
BBX Capital Corp.	10,679	47,735
Carnival Corp.	97,915	4,199,574
Choice Hotels International, Inc.	8,382	741,639
Extended Stay America, Inc.	43,743	621,588
Hilton Grand Vacations, Inc. (a)	21,187	735,825
Hilton Worldwide Holdings, Inc.	64,237	6,228,420
Lindblad Expeditions Holdings, Inc. (a)	5,768	90,788
Marriott International, Inc. Class A	65,754	8,321,169

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
Marriott Vacations Worldwide Corp.	8,872	$975,299
Norwegian Cruise Line Holdings Ltd. (a)	50,039	2,539,980
Playa Hotels & Resorts N.V. (a)	13,471	112,348
Royal Caribbean Cruises Ltd.	41,398	4,505,344
Wyndham Destinations, Inc.	21,694	1,006,819
Wyndham Hotels & Resorts, Inc.	22,592	1,219,290

		31,345,818

Leisure Facilities – 0.6%
Planet Fitness, Inc. Class A (a)	19,637	1,250,091
SeaWorld Entertainment, Inc. (a)	12,649	334,187
Six Flags Entertainment Corp.	17,694	746,510
Vail Resorts, Inc.	9,338	2,169,871

		4,500,659

Restaurants – 12.2%
Aramark	57,249	2,505,216
Biglari Holdings, Inc. Class B (a)	211	17,614
BJ’s Restaurants, Inc.	4,837	191,497
Bloomin’ Brands, Inc.	20,363	403,391
Brinker International, Inc.	8,762	389,471
Carrols Restaurant Group, Inc. (a)	8,064	57,496
Chipotle Mexican Grill, Inc. (a)	6,116	4,759,226
Chuys Holdings, Inc. (a)	3,888	94,751
Cracker Barrel Old Country Store, Inc.	4,732	735,826
Darden Restaurants, Inc.	28,569	3,207,442
Dave & Buster’s Entertainment, Inc.	8,415	334,749
Del Taco Restaurants, Inc. (a)	7,367	56,247
Denny’s Corp. (a)	14,076	283,209
Dine Brands Global, Inc.	3,911	286,090
Domino’s Pizza, Inc.	9,072	2,464,137
Dunkin’ Brands Group, Inc.	19,200	1,509,504
El Pollo Loco Holdings, Inc. (a)	5,379	62,504
Fiesta Restaurant Group, Inc. (a)	5,268	45,278
Jack in the Box, Inc.	5,410	454,548
McDonald’s Corp.	177,384	34,891,433
Noodles & Co. (a)	5,928	31,596
Papa John’s International, Inc.	4,800	281,040
Red Robin Gourmet Burgers, Inc. (a)	2,972	90,646
Ruth’s Hospitality Group, Inc.	6,717	138,236
Shake Shack, Inc. Class A (a)	6,524	536,795
Starbucks Corp.	281,377	23,793,239
Texas Roadhouse, Inc.	15,899	898,293
The Cheesecake Factory, Inc.	9,951	415,852
Wendy’s Co.	42,994	910,613
Wingstop, Inc.	6,797	567,074
Yum! Brands, Inc.	71,082	7,229,750

		87,642,763

TOTAL HOTELS, RESTAURANTS & LEISURE		140,212,004

HOUSEHOLD DURABLES – 4.8%
Consumer Electronics – 0.4%
Garmin Ltd.	30,873	2,894,344
GoPro, Inc. Class A (a)	28,127	117,008

	Shares	Value
Sonos, Inc. (a)	5,088	$66,551
Universal Electronics, Inc. (a)	3,168	165,116

		3,243,019

Home Furnishings – 0.7%
Ethan Allen Interiors, Inc.	5,795	114,219
Hooker Furniture Corp.	2,706	64,051
La-Z-Boy, Inc.	10,908	387,343
Leggett & Platt, Inc.	30,495	1,564,394
Mohawk Industries, Inc. (a)	14,301	2,050,477
Tempur Sealy International, Inc. (a)	10,841	985,989

		5,166,473

Homebuilding – 2.9%
Beazer Homes U.S.A., Inc. (a)	7,006	105,160
Cavco Industries, Inc. (a)	2,019	386,941
Century Communities, Inc. (a)	6,108	184,278
D.R. Horton, Inc.	82,359	4,313,141
Green Brick Partners, Inc. (a)	5,821	58,618
Installed Building Products, Inc. (a)	5,267	343,514
KB Home	18,195	649,380
Lennar Corp. Class A	66,309	3,952,016
LGI Homes, Inc. (a)	4,517	354,494
M.D.C. Holdings, Inc.	11,447	443,113
M/I Homes, Inc. (a)	6,347	280,410
Meritage Homes Corp. (a)	8,423	607,214
NVR, Inc. (a)	793	2,883,816
PulteGroup, Inc.	61,163	2,400,036
Skyline Champion Corp. (a)	11,950	337,349
Taylor Morrison Home Corp. Class A (a)	23,573	590,504
Toll Brothers, Inc.	32,222	1,281,469
TopBuild Corp. (a)	8,000	831,440
TRI Pointe Group, Inc. (a)	33,100	520,994
William Lyon Homes Class A (a)	7,500	145,125

		20,669,012

Household Appliances – 0.5%
Hamilton Beach Brands Holding Co. Class A	1,592	29,691
Helen of Troy Ltd. (a)	5,830	873,101
iRobot Corp. (a)	6,486	311,717
Whirlpool Corp.	14,715	2,238,446

		3,452,955

Housewares & Specialties – 0.3%
Newell Brands, Inc.	93,377	1,771,362
Tupperware Brands Corp.	11,168	107,548

		1,878,910

TOTAL HOUSEHOLD DURABLES		34,410,369

INTERNET & DIRECT MARKETING RETAIL – 29.9%
Internet & Direct Marketing Retail – 29.9%
1-800-FLOWERS.com, Inc. Class A (a)	5,721	81,582
Amazon.com, Inc. (a)	97,219	172,725,109
Booking Holdings, Inc. (a)	10,057	20,604,480
Duluth Holdings, Inc. Class B (a)	4,341	40,111
eBay, Inc.	192,343	6,780,091
Etsy, Inc. (a)	27,920	1,242,161

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Common Stocks – continued

	Shares	Value
INTERNET & DIRECT MARKETING RETAIL – continued
Internet & Direct Marketing Retail – continued
Expedia Group, Inc.	32,558	$4,449,376
Groupon, Inc. (a)	106,049	294,816
GrubHub, Inc. (a)	21,285	724,967
Lands’ End, Inc. (a)	2,588	31,237
MercadoLibre, Inc. (a)	10,312	5,377,914
Overstock.com, Inc. (a)	6,525	68,708
PetMed Express, Inc.	4,744	111,081
Quotient Technology, Inc. (a)	18,517	159,431
Qurate Retail, Inc. Class A (a)	93,139	888,546
Shutterstock, Inc. (a)	4,583	185,978
Stamps.com, Inc. (a)	3,802	321,003
Stitch Fix, Inc. Class A (a)	9,672	221,102
Waitr Holdings, Inc. (a)	11,167	4,855
Wayfair, Inc. Class A (a)	14,140	1,162,732

TOTAL INTERNET & DIRECT MARKETING RETAIL		215,475,280

LEISURE PRODUCTS – 1.1%
Leisure Products – 1.1%
Acushnet Holdings Corp.	8,017	228,084
American Outdoor Brands Corp. (a)	12,513	88,592
Brunswick Corp.	20,263	1,180,117
Callaway Golf Co.	20,712	418,797
Hasbro, Inc.	27,776	2,702,883
Johnson Outdoors, Inc. Class A	1,519	88,937
Malibu Boats, Inc. Class A (a)	4,954	161,599
Marine Products Corp.	1,980	26,572
MasterCraft Boat Holdings, Inc. (a)	4,268	67,221
Mattel, Inc. (a)	80,051	955,809
Polaris, Inc.	13,483	1,330,098
Sturm, Ruger & Co., Inc.	4,009	183,452
Vista Outdoor, Inc. (a)	13,214	88,534
YETI Holdings, Inc. (a)	6,837	227,740

TOTAL LEISURE PRODUCTS		7,748,435

MEDIA – 0.0%
Broadcasting – 0.0%
Media General, Inc. (a)	7,026	0

MULTILINE RETAIL – 4.7%
Department Stores – 0.6%
Dillard’s, Inc. Class A	2,586	178,382
J.C. Penney Co., Inc. (a)	77,043	77,043
Kohl’s Corp.	37,905	1,943,010
Macy’s, Inc.	71,863	1,089,443
Nordstrom, Inc.	25,214	905,183

		4,193,061

General Merchandise Stores – 4.1%
Big Lots, Inc.	9,190	199,147
Dollar General Corp.	60,012	9,622,324
Dollar Tree, Inc. (a)	55,193	6,093,307

	Shares	Value
Ollie’s Bargain Outlet Holdings, Inc. (a)	13,316	$850,626
Target Corp.	119,017	12,724,108

		29,489,512

TOTAL MULTILINE RETAIL		33,682,573

SPECIALTY RETAIL – 22.8%
Apparel Retail – 4.9%
Abercrombie & Fitch Co. Class A	15,530	251,431
American Eagle Outfitters, Inc.	37,734	580,349
Boot Barn Holdings, Inc. (a)	6,636	232,592
Burlington Stores, Inc. (a)	15,431	2,965,375
Caleres, Inc.	9,839	211,735
Chico’s FAS, Inc.	26,946	92,694
Citi Trends, Inc.	2,818	50,301
Designer Brands, Inc. Class A	14,905	245,932
Express, Inc. (a)	15,723	50,628
Foot Locker, Inc.	26,067	1,134,175
Gap, Inc.	52,506	853,748
Genesco, Inc. (a)	4,011	155,827
Guess?, Inc.	11,594	194,200
L Brands, Inc.	54,502	928,714
Ross Stores, Inc.	85,361	9,361,541
Shoe Carnival, Inc.	2,833	94,027
Tailored Brands, Inc.	11,496	53,341
The Buckle, Inc.	6,750	141,210
The Cato Corp. Class A	5,244	91,718
The Children’s Place Retail Stores, Inc.	3,658	299,627
The TJX Cos., Inc.	281,718	16,241,043
Urban Outfitters, Inc. (a)	15,704	450,705
Zumiez, Inc. (a)	4,686	149,530

		34,830,443

Automotive Retail – 3.6%
Advance Auto Parts, Inc.	16,665	2,707,729
America’s Car-Mart, Inc. (a)	1,454	132,299
Asbury Automotive Group, Inc. (a)	4,499	463,982
AutoNation, Inc. (a)	12,400	630,540
AutoZone, Inc. (a)	5,717	6,542,421
Camping World Holdings, Inc. Class A	7,618	71,990
CarMax, Inc. (a)	38,608	3,597,107
Carvana Co. (a)	10,843	879,150
Group 1 Automotive, Inc.	4,090	406,710
Lithia Motors, Inc. Class A	5,213	820,943
Monro, Inc.	7,688	539,006
Murphy USA, Inc. (a)	7,116	839,190
O’Reilly Automotive, Inc. (a)	18,185	7,919,749
Penske Automotive Group, Inc.	8,767	427,128
Sonic Automotive, Inc. Class A	5,320	171,464

		26,149,408

Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	56,016	4,023,629
Conn’s, Inc. (a)	4,368	105,662

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
SPECIALTY RETAIL – continued
Computer & Electronics Retail – continued
GameStop Corp. Class A	20,641	$112,287
Rent-A-Center, Inc.	10,771	278,646

		4,520,224

Home Improvement Retail – 11.3%
Floor & Decor Holdings, Inc. Class A (a)	16,050	735,571
Lowe’s Cos., Inc.	184,688	20,613,028
Lumber Liquidators Holdings, Inc. (a)	6,518	60,161
The Home Depot, Inc.	255,610	59,960,994
Tile Shop Holdings, Inc.	9,098	15,285

		81,385,039

Homefurnishing Retail – 0.6%
Aarons, Inc.	15,735	1,179,024
At Home Group, Inc. (a)	10,922	93,055
Bed Bath & Beyond, Inc.	30,527	418,220
Haverty Furniture Companies, Inc.	4,137	75,045
RH (a)	3,859	701,180
Sleep Number Corp. (a)	6,998	336,744
Williams-Sonoma, Inc.	18,320	1,223,593

		4,026,861

Specialty Stores – 1.8%
Dick’s Sporting Goods, Inc.	15,606	607,542
Five Below, Inc. (a)	12,995	1,625,804
Hibbett Sports, Inc. (a)	4,197	100,140
MarineMax, Inc. (a)	5,242	80,989
National Vision Holdings, Inc. (a)	18,027	429,043
Office Depot, Inc.	128,446	264,599
Party City Holdings, Inc. (a)	12,894	72,464
Sally Beauty Holdings, Inc. (a)	28,127	435,968
Signet Jewelers Ltd.	11,910	191,036
The Container Store Group, Inc. (a)	4,426	18,678
The Michaels Cos., Inc. (a)	21,709	189,520
Tiffany & Co., Inc.	25,386	3,160,811
Tractor Supply Co.	28,027	2,663,126
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	12,901	3,007,868
Winmark Corp.	603	108,540

		12,956,128

TOTAL SPECIALTY RETAIL		163,868,103

TEXTILES, APPAREL & LUXURY GOODS – 7.4%
Apparel, Accessories & Luxury Goods – 3.2%
Capri Holdings Ltd. (a)	35,111	1,090,899
Carter’s, Inc.	10,518	1,054,324
Columbia Sportswear Co.	7,114	643,461
Fossil Group, Inc. (a)	10,773	117,210

	Shares	Value
G-III Apparel Group Ltd. (a)	9,765	$245,199
Hanesbrands, Inc.	83,984	1,277,397
Kontoor Brands, Inc. (a)	11,277	428,526
Lululemon Athletica, Inc. (a)	25,724	5,254,641
Movado Group, Inc.	3,786	98,625
Oxford Industries, Inc.	3,986	274,476
PVH Corp.	17,453	1,521,203
Ralph Lauren Corp.	12,100	1,162,326
Tapestry, Inc.	67,402	1,743,016
Under Armour, Inc. Class A (a)	43,641	901,187
Under Armour, Inc. Class C (a)	45,283	837,736
Vera Bradley, Inc. (a)	5,571	59,944
VF Corp.	78,423	6,453,429

		23,163,599

Footwear – 4.2%
Crocs, Inc. (a)	14,948	523,031
Deckers Outdoor Corp. (a)	6,785	1,037,427
NIKE, Inc. Class B	291,953	26,144,391
Skechers U.S.A., Inc. Class A (a)	31,244	1,167,588
Steven Madden Ltd.	18,946	780,196
Wolverine World Wide, Inc.	20,513	608,826

		30,261,459

Textiles – 0.0%
Unifi, Inc. (a)	3,164	86,377

TOTAL TEXTILES, APPAREL & LUXURY GOODS		53,511,435

TOTAL COMMON STOCKS (Cost $690,264,571)		719,313,490

Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.68% (b) (Cost $414,000)	414,000	414,000

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $690,678,571)		719,727,490

NET OTHER ASSETS (LIABILITIES) – 0.0%		169,420

NET ASSETS – 100.0%		$719,896,910

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they

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may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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